Preferred Trust Securities and Subordinated Debentures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Proceeds from issuance of trust preferred securities	$ 100
Preferred trust securities, interest rate	7.70%
Trust common securities	3.1
Principal amount of junior subordinated debentures	103.1
Subordinated debentures interest rate percentage	7.70%
Credit facility maximum borrowing capacity	$ 300